Components of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Intangible Assets by Major Class [Line Items]
Net Carrying Amount - Finite-Lived Intangible Assets	$ 124,630
Provision for Impairment	(308)
Gross Carrying Amount - Total Intangible Assets	179,839	117,980
Accumulated Amortization - Total Intangible Assets	(47,197)	(33,951)
Net Carrying Amount - Total Intangible Assets	132,334	84,029
Minimum
Intangible Assets by Major Class [Line Items]
Range of life	3 years
Maximum
Intangible Assets by Major Class [Line Items]
Range of life	20 years
Other Intangible Assets
Intangible Assets by Major Class [Line Items]
Other intangible assets	Indefinite
Gross Carrying Amount - Indefinite-Lived Intangible Assets	7,715	7,711
Net Carrying Amount - Indefinite-Lived Intangible Assets	7,715	7,711
Trade Names
Intangible Assets by Major Class [Line Items]
Gross Carrying Amount - Finite-Lived Intangible Assets	16,447	13,735
Accumulated Amortization - Finite-Lived Intangible Assets	(998)	(114)
Net Carrying Amount - Finite-Lived Intangible Assets	15,449	13,621
Trade Names | Minimum
Intangible Assets by Major Class [Line Items]
Range of life	5 years
Trade Names | Maximum
Intangible Assets by Major Class [Line Items]
Range of life	20 years
Technology
Intangible Assets by Major Class [Line Items]
Gross Carrying Amount - Finite-Lived Intangible Assets	58,579	32,486
Accumulated Amortization - Finite-Lived Intangible Assets	(26,332)	(21,825)
Net Carrying Amount - Finite-Lived Intangible Assets	31,939	10,661
Provision for Impairment	(308)
Technology | Minimum
Intangible Assets by Major Class [Line Items]
Range of life	3 years
Technology | Maximum
Intangible Assets by Major Class [Line Items]
Range of life	15 years
Core technology
Intangible Assets by Major Class [Line Items]
Gross Carrying Amount - Finite-Lived Intangible Assets	45,203	33,046
Accumulated Amortization - Finite-Lived Intangible Assets	(7,055)	(2,779)
Net Carrying Amount - Finite-Lived Intangible Assets	38,148	30,267
Core technology | Minimum
Intangible Assets by Major Class [Line Items]
Range of life	3 years
Core technology | Maximum
Intangible Assets by Major Class [Line Items]
Range of life	7 years
Customer Relationships
Intangible Assets by Major Class [Line Items]
Gross Carrying Amount - Finite-Lived Intangible Assets	51,895	31,002
Accumulated Amortization - Finite-Lived Intangible Assets	(12,812)	(9,233)
Net Carrying Amount - Finite-Lived Intangible Assets	$ 39,083	$ 21,769
Customer Relationships | Minimum
Intangible Assets by Major Class [Line Items]
Range of life	3 years
Customer Relationships | Maximum
Intangible Assets by Major Class [Line Items]
Range of life	12 years